Goodwill	12 Months Ended
Dec. 31, 2015
Goodwill
4. Goodwill

	December 31,	December 31,
	2015	2014
	(in thousands)
Opening goodwill	$463,324	$357,523
Current year acquisitions (note 4 (a) and (b))	133,123	121,209
Prior period acquisition (note 4(c))	4,418	-
Foreign exchange movement	(12,431)	(15,408)
Closing goodwill	$588,434	$463,324

The Company has made a number of strategic acquisitions since inception to enhance its capabilities and experience in certain areas of the clinical development process.  Goodwill arising on acquisition represents the excess of the cost of acquired entities over the net amounts assigned to assets acquired and liabilities assumed.  Goodwill primarily comprises of the acquired workforce in place which does not qualify for recognition as an asset apart from goodwill.

The Company acquired PMG and MediMedia Pharma Solutions during the year-ended December 31, 2015 resulting in recognition of goodwill of $41.0 million and $92.1 million (note 4(a) and note 4 (b)) respectively.

The Company tests goodwill annually for impairment or whenever events occur which may indicate impairment.  The results of the Company’s goodwill impairment testing during the year ended December 31, 2015 provided no evidence of impairment and indicated the existence of sufficient headroom such that a reasonably possible change to the key assumptions used would be unlikely to result in an impairment of the related goodwill.

(a) Acquisitions of PMG

On December 4, 2015 the Company acquired PMG for cash consideration of $53.7 million.  The Company also made certain payments on behalf of PMG totalling $9.9 million.  PMG is an integrated network of 48 clinical research sites in North Carolina, South Carolina, Tennessee and Illinois.  The site network includes wholly owned facilities and dedicated clinical research sites.  PMG conducts clinical trials in all major therapeutic areas and has particular expertise in vaccine, gastroenterology, cardiovascular, neurology and endocrinology studies.  It has a proprietary database of clinical trial participants.   It also has access to in excess of 2 million active patients via electronic medical records through its partnerships with healthcare institutions and community physical practices.   The acquisition agreement provides for working capital targets to be achieved by PMG within 90 days of acquisition.

The acquisition of PMG has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations.  The Company has made a provisional assessment of the fair value of assets acquired and liabilities assumed as at that date.  The table following summarizes the Company’s provisional estimates of the fair values of the assets acquired and liabilities assumed:

December 4,
2015
(in thousands)
Cash	$194
Property, plant and equipment	712
Goodwill*	41,039
Intangible asset**	10,259
Accounts receivable	12,997
Prepayments and other current assets	1,329
Accounts payable	(530)
Other liabilities	(2,459)
Net assets acquired	63,541

Cash consideration	53,681
Other liabilities assumed	9,860
Total cash outflows	63,541
*Goodwill represents the acquisition of an established workforce with experience in clinical trial consulting and regulatory support for the development of drugs, medical devices and diagnostics, with a specific focus on strategy to increase efficiency and productivity in product development.
**The Company has estimated a separate intangible asset (in respect of customer lists acquired) of $10.3 million.  This assessment is under review and will be finalized within 12 months of the date of acquisition.

The proforma effect of the PMG acquisition if completed on January 1, 2015 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2015 and December 31, 2014 as follows:

	Year Ended
	December 31,
	2015	2014
	(in thousands)
Net revenue	$1,601,891	$1,527,685
Net income	$243,004	$172,390
Basic earnings per share	$4.14	$2.80
Diluted earnings per share	$4.03	$2.73

(b) Acquisitions of MediMedia Pharma Solutions

On February 27, 2015 the Company acquired MediMedia Pharma Solutions for cash consideration of $104.8 million (net of working capital adjustments of $3.9 million).  In addition to the cash consideration, certain payments were made on behalf of MediMedia Pharma Solutions on completion totalling $11.3 million. Headquartered in Yardley, Pennsylvania, MediMedia Pharma Solutions includes MediMedia Managed Markets and Complete Healthcare Communications. MediMedia Managed Markets is a leading provider of strategic payer-validated market access solutions. Complete Healthcare Communications is one of the leading medical and scientific communication agencies working with medical affairs, commercial and brand development teams within life science companies. The acquisition agreement also provides for certain working capital targets to be achieved by MediMedia Pharma Solutions.

The acquisition of MediMedia Pharma Solutions has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the Company’s provisional estimates of the fair values of the assets acquired and liabilities assumed:

February 27,
2015
(in thousands)
Property, plant and equipment	$1,049
Goodwill*	92,084
Customer lists	22,752
Order backlog	2,521
Accounts receivable	5,240
Unbilled Revenue	4,324
Prepayments and other current assets	621
Accounts payable	(749)
Payments on account	(4,186)
Deferred tax liability	(2,171)
Other liabilities	(5,483)
Net assets acquired	$116,002

Cash consideration	$108,717
Other liabilities assumed**	11,283
Gross cash outflows	120,000
Working capital adjustment	(3,998)
Net cash outflows	$116,002

*
Goodwill represents the acquisition of an established workforce with experience in the provision of strategic payer-validated market access solutions while the acquisition of Complete Healthcare Communications comprises an established workforce with significant communication experience working with medical affairs, commercial and brand development teams within the life science industry.

**	Payments made at acquisition date of $11.3 million were in respect of certain one-time liabilities at the acquisition date which have subsequently been discharged.

The proforma effect of the MediMedia Pharma Solutions acquisition if completed on January 1, 2015 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2015 and December 31, 2014 as follows:

	Year Ended
	December 31,
	2015	2014
	(in thousands)
Net revenue	$1,581,816	$1,556,936
Net income	$239,361	$179,289
Basic earnings per share	$4.07	$2.92
Diluted earnings per share	$3.97	$2.84

(c) Acquisitions of Aptiv Solutions

On May 7, 2014 the Company acquired 100% of the common stock of Aptiv Solutions (“Aptiv”), a global biopharmaceutical and medical device development services company and leader in adaptive clinical trials for cash consideration of $143.5 million, including certain payments to be made on behalf of the company on completion totaling $22.4 million. The acquisition agreement provided for working capital targets to be achieved.  On March 25, 2015, the Company received $1.9 million in respect of these targets on completion of the working capital review.  Aptiv offers full-service clinical trial consulting and regulatory support for drugs, medical devices and diagnostics with a specific focus on strategies to increase product development efficiency and productivity. It is a market leader in the integrated design and execution of adaptive clinical trials for exploratory and late phase development as well as being an industry leader in medical device and diagnostic development in key medical technology segments.

The acquisition of Aptiv has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the fair values of the assets acquired and the liabilities assumed:

May 7,
2014
(in thousands)
Property, plant and equipment	$6,924
Goodwill*	125,627
Customer relationships	21,400
Order backlog	7,900
Cash and cash equivalents	3,484
Accounts receivable	25,091
Unbilled revenue	21,154
Prepayments and other current assets	4,180
Non-current assets	2,911
Accounts payable	(9,565)
Other liabilities	(29,782)
Payments on account	(31,094)
Non-current other liabilities	(11,303)
Loan notes payable**	(17,790)
Net assets acquired	$119,137

Cash consideration	$143,500
Working capital adjustment	(1,964)
141,536
Adjustments to cash consideration**	(22,399)
Net purchase consideration	$119,137

*Goodwill represents the acquisition of an established workforce with experience in clinical trial consulting and regulatory support for the development of drugs, medical devices and diagnostics, with a specific focus on strategy to increase efficiency and productivity in product development.  Goodwill related to the US portion of the business acquired is tax deductible.
**Adjustments to cash consideration represent certain one-time liabilities (including loan notes) identified at the acquisition date which have subsequently been paid.

The proforma effect of the Aptiv Solutions acquisition if completed on January 1, 2013 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2013 and December 31, 2014 as follows:

	Year Ended
	December 31,
	2014	2013
	(in thousands)
Net revenue	$1,543,820	$1,451,682
Net income	$172,508	$101,857
Basic earnings per share	$2.81	$1.67
Diluted earnings per share	$2.73	$1.64

(d) Acquisition of Clinical Trial Services Division of Cross Country Healthcare, Inc.

On February 15, 2013 the Company acquired the clinical trial services division of Cross Country Healthcare Inc. for an initial cash consideration of $51.9 million. Cross Country Healthcare’s Clinical Trial Services division includes US resourcing providers, ClinForce and Assent Consulting, whose services include contract staffing, permanent placement and functional service provision. The division also includes AKOS, a leading US and EU provider of pharmacovigilance and drug safety services. ClinForce and Assent have been combined with ICON’s functional service provision (“FSP”) division, DOCS, creating a leader in global resourcing and FSP, while AKOS has enhanced the services offered by ICON’s medical and safety services team.

The acquisition agreement also provided for certain working capital targets to be achieved by the clinical trial services division of Cross Country Healthcare, Inc on completion.  In October 2013 the Company received $0.2 million on completion of this review.

The acquisition of the clinical trial services division of Cross Country Healthcare, Inc has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

February 15,
2013
(in thousands)
Property, plant and equipment	$339
Goodwill*	36,922
Intangible asset – customer relationships	3,300
Intangible asset – order backlog	600
Cash and cash equivalents	1,039
Accounts receivable	9,200
Unbilled revenue	2,128
Prepayments and other current assets	465
Non-current assets	6
Other liabilities	(2,285)
Non-current other liabilities	(16)
Net assets acquired	$51,698

Cash consideration	$51,897
Working capital adjustment	(199)
Net purchase consideration	$51,698

* Goodwill represents the acquisition of an established workforce with experience in the clinical research industry, thereby allowing the Company to enhance its capabilities in global resourcing and FSP and also medical and safety services. Goodwill related to the US portion of the business acquired is tax deductible.

The proforma effect of the clinical trial services division of Cross Country Healthcare, Inc acquisition if completed on January 1, 2012 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2012 and December 31, 2013 as follows:

	Year Ended
	December 31,
	2013	2012
	(in thousands)
Net revenue	$1,343,996	$1,182,734
Net income	$103,133	$58,944
Basic earnings per share	$1.69	$0.98
Diluted earnings per share	$1.66	$0.98